Insurance Contracts -Summary of Liquidity Risk (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 181,232	R$ 154,076
Pension plan, VGBL and individual life operations [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	177,800	150,186
Backing asset [Member] | Insurance Operations [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	3,432	3,890
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Related expenses [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 95	R$ 71
Liabilities(Duration in months)	116.8 months	107.4 months
Assets(Duration in months)	78.9 months	80.9 months
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Unearned Premiums [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 1,882	R$ 2,202
Liabilities(Duration in months)	24.7 months	13.5 months
Assets(Duration in months)	12 months	12.7 months
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | IBNR, PDR e PSL [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 985	R$ 1,242
Liabilities(Duration in months)	20.4 months	13.8 months
Assets(Duration in months)	18.3 months	18.9 months
LFT, repurchase agreements, NTN-B, CDB, LF and debentures [Member] | Backing asset [Member] | Insurance Operations [Member] | Other Provision [member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 565	R$ 446
Liabilities(Duration in months)	70.6 months	119 months
Assets(Duration in months)	26.2 months	33.3 months
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Unearned Premiums [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 16	R$ 19
Assets(Duration in months)	9.7 months	14.1 months
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Unsettled Claims [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 37	R$ 25
Assets(Duration in months)	9.8 months	13.9 months
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | IBNR [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 28	R$ 27
Liabilities(Duration in months)	17 months	11.4 months
Assets(Duration in months)	9.7 months	14.1 months
LFT, repurchase agreements, NTN-B, CDB and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Redemptions And Other Unsettled Amounts [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 275	R$ 221
Assets(Duration in months)	9.8 months	14 months
LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Mathematical Reserve For Benefits Granted [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 2,404	R$ 1,737
Liabilities(Duration in months)	116.8 months	107.4 months
Assets(Duration in months)	79.1 months	81.1 months
LFT, repurchase agreements, LTN, NTN-B, NTN-C, NTN-F, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Mathematical reserve for benefits to be granted - PGBL/ VGBL [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 169,149	R$ 142,039
Liabilities(Duration in months)	197.2 months	169.9 months
Assets(Duration in months)	38.9 months	39.4 months
LFT, repurchase agreements, NTN-B, NTN-C, Debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Mathematical reserve for benefits to be granted - traditional [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 4,454	R$ 4,584
Liabilities(Duration in months)		210.9 months
Assets(Duration in months)	95.1 months	92 months
LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Other Provision [member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 737	R$ 880
Liabilities(Duration in months)	116.8 months	210.9 months
Assets(Duration in months)	95.1 months	92 months
LFT, repurchase agreements, NTN-B, NTN-C, CDB, LF and debentures [Member] | Pension plan, VGBL and individual life operations [Member] | Financial surplus [Member]
Disclosure Of Liquidity Risk [Line Items]
Liabilities (Amount)	R$ 605	R$ 583
Liabilities(Duration in months)	116.8 months	210.6 months
Assets(Duration in months)	95 months	91.8 months